TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Reduced Flat Tax Rate [Table Text Block]
The following table summarise the reduced flat tax rate with respect to the income attributed to the Preferred Enterprise:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013	7%	12.5%

2014 onwards	9%	16%

Summary of Income Tax Examinations [Table Text Block]
d.        Deferred income taxes:

	December 31
	2015	2014
	U.S. dollars in thousands
1) Provided in respect of the following:

Research and development expenses	$54	$13
Carryforward tax losses	1,494	2,284
Other	187	182
Less- valuation allowance	(1,494)	(2,284)
	$241	$195

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
1)        As follows:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Current:
In Israel	$1,283	$1,473	$116
Outside Israel	99	94	71
	1,382	1,567	187
Taxes in respect of previous years	(52)	-	107
Deferred taxes in Israel	(46)	101	(157)
	$1,284	$1,668	$137

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$6,302	$7,151	$2,322
Theoretical tax expense	1,670	1,895	581
Less - tax benefits arising from approved enterprise status, see a. above	(271)	(401)	(60)
	1,399	1,494	521
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	42	22	60
Taxes in respect of previous years	(52)	-	107
Changes in valuation allowance	(747)	62	243
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	642	90	(794)
Taxes on income for the reported years:	$1,284	$1,668	$137

* As follows:
Taxable in Israel	$5,346	$6,145	$1,325
Taxable outside Israel	956	1,006	997
	$6,302	$7,151	$2,322